Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Utility plant and equipment	$ 4,782,508	$ 4,468,864
Utility construction work in progress	65,079	54,228
Net utility plant acquisition adjustment	(39,367)	(41,447)
Non-utility plant and equipment	9,435	6,550
Total property, plant and equipment discontinued operation adjustment	4,817,655	4,488,195
Less discontinued operations	169,527	165,935
Total property, plant and equipment	4,648,128	4,322,260
Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	2,060,650	1,884,896
Approximate range of remaining lives, minimum	25
Approximate range of remaining lives, maximum	97
Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	1,254,870	1,162,314
Approximate range of remaining lives, minimum	5
Approximate range of remaining lives, maximum	88
Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	229,295	216,342
Approximate range of remaining lives, minimum	13
Approximate range of remaining lives, maximum	70
Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	577,472	553,351
Approximate range of remaining lives, minimum	5
Approximate range of remaining lives, maximum	90
Meters, Data Processing, Transportation And Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	571,525	544,531
Approximate range of remaining lives, minimum	4
Approximate range of remaining lives, maximum	88
Land And Other Non-Depreciable Assets [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	$ 88,696	$ 107,430
Approximate range of remaining lives
Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Approximate range of remaining lives, minimum	0
Approximate range of remaining lives, maximum	20
Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Approximate range of remaining lives, minimum	0
Approximate range of remaining lives, maximum	21